Segmented information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segmented information	Segmented information
a) General information
The Company provides a wide range of mining and heavy civil construction services to customer in the resource development and industrial construction sectors within Canada, the United States, and Australia. A significant portion of services are primarily focused on supporting the construction and operation of surface mines. The Company considers the basis on which it is organized, including geographic areas, to identify its operating segments. Operating segments of the Company are defined as components of the Company for which separate financial information is available and are evaluated regularly by the chief operating decision maker when allocating resources and assessing performance. The chief operating decision makers ("CODMs") are the President & CEO and the CFO of the Company.
The Company’s reportable segments are Heavy Equipment - Canada, Heavy Equipment - Australia, and Other. Heavy Equipment - Canada and Heavy Equipment - Australia include all of aspects of the mining and heavy civil construction services provided within those geographic areas. Other includes mine management contract work in the United States, external maintenance and rebuild programs and equity method investments.
Segment performance is evaluated by the CODMs based on gross profit and is measured consistently with gross profit in the consolidated financial statements. Inter-segment revenues are eliminated on consolidation and reflected in the Eliminations column.
b) Results by reportable segment

For the year ended December 31, 2024	Heavy Equipment - Australia	Heavy Equipment - Canada	Other	Eliminations	Total
Revenue from external customers	$590,901	$555,301	$19,457	$—	$1,165,659
Revenue from intersegment transactions	—	—	27,742	(27,614)	128
Cost of sales	396,684	381,668	37,306	(26,602)	789,056
Depreciation expense	62,930	105,250	—	(1,497)	166,683
Segment gross profits	131,287	68,383	9,893	485	210,048
Purchase of property, plant and equipment	170,282	109,862	—	—	280,144

For the year ended December 31, 2023	Heavy Equipment - Australia	Heavy Equipment - Canada	Other	Eliminations	Total
Revenue from external customers	$153,877	$760,590	$25,441	$—	$939,908
Revenue from intersegment transactions	4,731	6,330	21,982	(8,271)	24,772
Cost of sales	104,761	545,477	35,437	(7,147)	678,528
Depreciation expense	13,240	116,660	—	1,419	131,319
Segment gross profits	40,607	104,783	11,986	(2,543)	154,833
Purchase of property, plant and equipment	56,367	146,442	—	—	202,809
Revenue from intersegment transactions includes transactions with the Company's joint ventures accounted for using the equity method which are not eliminated upon consolidation.

Segment assets	December 31, 2024	December 31, 2023
Heavy Equipment - Canada	$1,143,415	$1,079,370
Heavy Equipment - Australia	986,397	718,114
Other	343,690	307,850
Eliminations	(779,238)	(558,856)
	$1,694,264	$1,546,478
c) Reconciliation
Income before income taxes

For the year ended December 31,	2024	2023
Total gross profit for reportable segments	$210,048	$154,833
Less: unallocated corporate items:
General and administrative costs	55,951	56,844
Loss on disposal of property, plant and equipment	767	1,659
Equity earnings in affiliates and joint ventures	(15,299)	(25,199)
Interest expense	59,340	36,948
Change in fair value of contingent obligations	53,206	4,681
Gain on derivative financial instruments	(3,952)	(6,063)
Income before income taxes	$60,035	$85,963
d) Geographic information
Revenue

	2024	2023
Australia	$590,901	$151,789
Canada	566,669	802,932
United States	8,217	9,959
	$1,165,787	$964,680
Revenue from external customers is attributed to countries on the basis of the customer's location.
Long lived assets

	2024	2023
Australia	$581,992	$452,519
Canada	697,060	717,324
	$1,279,052	$1,169,843
Long lived assets consists of property, plant and equipment, lease assets, deferred tax assets, and other assets including intangibles. Geographic information is attributed to countries based on the location of the assets.